United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 91.4%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,839,266	$20,103,174
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,638,774	16,436,899
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	795,185	9,947,767
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	939,163	19,722,418
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	2,234,556	34,657,965
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,152,422	25,290,962
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,783,533	24,612,752
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	1,640,684	9,680,035
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A†	1,264,089	17,747,809
Total Domestic Equity Investment Companies (cost $178,164,635)		178,199,781
Fixed Income Investment Companies — 4.1%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2	25
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	312,738	3,111,743
SunAmerica Senior Floating Rate Fund, Inc., Class A	604,731	4,868,086
Total Fixed Income Investment Companies (cost $ 8,011,652)		7,979,854
International Equity Investment Companies — 4.7%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $12,739,375)	832,446	9,198,529
TOTAL INVESTMENTS (cost $198,915,662)(1)	100.2%	195,378,164
Liabilities in excess of other assets	(0.2)	(479,516)
NET ASSETS	100.0%	$194,898,648

†	Non-income producing security
#	See Note 3
@

The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$178,199,781	$—	$—	$178,199,781
Fixed Income Investment Companies	7,979,854	—	—	7,979,854
International Equity Investment Companies	9,198,529	—	—	9,198,529
Total	$195,378,164	$—	$—	$195,378,164

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Alternative Strategies Investment Companies — 21.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $85,721,871)	8,556,946	$86,853,000
Domestic Equity Investment Companies — 37.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	2,804,740	30,655,811
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,643,341	25,488,226
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,743,751	20,489,073
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,428,450	19,712,610
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A	4,318,586	37,312,581
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	2,935,589	17,319,975
Total Domestic Equity Investment Companies (cost $188,295,191)		150,978,276
Fixed Income Investment Companies — 20.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	1,683,439	20,470,614
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	9,572,678	32,451,378
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,963,392	19,535,752
SunAmerica Senior Floating Rate Fund, Inc., Class A	1,238,535	9,970,207
Total Fixed Income Investment Companies (cost $80,703,753)		82,427,951
International Equity Investment Companies — 21.1%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	3,685,052	40,719,824
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	5,277,223	44,434,214
Total International Equity Investment Companies (cost $83,802,316)		85,154,038
TOTAL INVESTMENTS (cost $438,523,131) (1)	100.3%	405,413,265
Liabilities in excess of other assets	(0.3)	(1,255,353)
NET ASSETS	100.0%	$404,157,912

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$86,853,000	$—	$—	$86,853,000
Domestic Equity Investment Companies	150,978,276	—	—	150,978,276
Fixed Income Investment Companies	82,427,951	—	—	82,427,951
International Equity Investment Companies	85,154,038	—	—	85,154,038
Total	$405,413,265	$—	$—	$405,413,265

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Alternative Strategies Investment Companies — 24.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $47,957,406)	4,795,394	$48,673,254
Domestic Equity Investment Companies — 44.7%
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,996,878	20,028,686
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	1,112,144	13,912,920
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	471,783	9,907,436
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,527,188	23,686,682
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	878,938	12,129,349
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A†	649,613	9,120,563
Total Domestic Equity Investment Companies (cost $87,768,713)		88,785,636
Fixed Income Investment Companies — 26.5%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	3,347,474	40,705,281
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,205,682	11,996,539
Total Fixed Income Investment Companies ($50,263,267)		52,701,820
International Equity Investment Companies — 4.6%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost$11,902,424)	835,035	9,227,141
TOTAL INVESTMENTS (cost $197,891,810)(1)	100.3%	199,387,851
Liabilities in excess of other assets	(0.3)	(543,301)
NET ASSETS	100.0%	$198,844,550

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$48,673,254	$—	$—	$48,673,254
Domestic Equity Investment Companies	88,785,636	—	—	88,785,636
Fixed Income Investment Companies	52,701,820	—	—	52,701,820
International Equity Investment Companies	9,227,141	—	—	9,227,141
Total	$199,387,851	$—	$—	$199,387,851

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.6%
Domestic Equity Investment Companies — 28.4%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $9,471,961)	944,457	$8,160,108
Fixed Income Investment Companies — 72.2%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	731,971	8,900,763
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,190,385	11,844,334
Total Fixed Income Investment Companies (cost $19,881,924)		20,745,097
TOTAL INVESTMENTS (cost $29,353,885)(1)	100.6%	28,905,205
Liabilities in excess of other assets	(0.6)	(163,683)
NET ASSETS	100.0%	$28,741,522

#	See Note 3
@

The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$8,160,108	$—	$—	$8,160,108
Fixed Income Investment Companies	20,745,097	—	—	20,745,097
Total	$28,905,205	$—	$—	$28,905,205

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 0.7%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $128,554)	14,819	$128,035
Fixed Income Investment Companies — 99.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	669,618	8,142,554
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	315,502	1,069,552
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	825,863	8,217,336
SunAmerica Senior Floating Rate Fund, Inc., Class A	115,734	931,660
Total Fixed Income Investment Companies (cost $17,755,165)		18,361,102
TOTAL INVESTMENTS (cost $17,883,719)(1)	100.3%	18,489,137
Liabilities in excess of other assets	(0.3)	(49,597)
NET ASSETS	100.0%	$18,439,540

#	See Note 3
@

The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$128,035	$—	$—	$128,035
Fixed Income Investment Companies	18,361,102	—	—	18,361,102
Total	$18,489,137	$—	$—	$18,489,137

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 87.8%
Aerospace/Defense-Equipment — 3.0%
United Technologies Corp.	188,191	$13,380,380
Apparel Manufacturers — 2.3%
Coach, Inc.	271,000	10,018,870
Applications Software — 3.5%
Microsoft Corp.	595,800	15,377,598
Beverages-Non-alcoholic — 3.8%
PepsiCo, Inc.	260,752	16,925,412
Casino Hotels — 1.3%
Las Vegas Sands Corp.†	217,400	5,839,364
Commercial Services-Finance — 3.5%
Visa, Inc., Class A	210,108	15,411,422
Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	66,200	3,611,872
Computers — 9.3%
Apple, Inc.†	93,050	23,937,112
Hewlett-Packard Co.	260,317	11,984,995
International Business Machines Corp.	40,300	5,174,520
		41,096,627
Computers-Memory Devices — 1.4%
EMC Corp.†	319,200	6,316,968
Cosmetics & Toiletries — 2.6%
The Procter & Gamble Co.	189,117	11,566,396
Diversified Banking Institutions — 4.4%
Bank of America Corp.	285,200	4,004,208
JPMorgan Chase & Co.	187,300	7,544,444
Morgan Stanley	119,800	3,233,402
The Goldman Sachs Group, Inc.	33,000	4,977,060
		19,759,114
E-Commerce/Products — 2.9%
Amazon.com, Inc.†	57,200	6,743,308
MercadoLibre, Inc.†	102,900	6,225,450
		12,968,758
Electronic Components-Semiconductors — 2.4%
Broadcom Corp., Class A	119,774	4,315,457
Intel Corp.	308,330	6,351,598
		10,667,055
Enterprise Software/Service — 2.8%
Oracle Corp.	526,300	12,441,732
Instruments-Scientific — 2.6%
Thermo Fisher Scientific, Inc.†	255,819	11,476,040
Medical Instruments — 1.8%
Medtronic, Inc.	84,200	3,112,874
St. Jude Medical, Inc.†	128,100	4,710,237
		7,823,111
Medical-Biomedical/Gene — 4.5%
Amgen, Inc.†	80,800	4,406,024
Celgene Corp.†	160,100	8,829,515
Gilead Sciences, Inc.†	204,800	6,823,936
		20,059,475
Medical-Drugs — 1.0%
Abbott Laboratories	87,250	4,282,230
Medical-Generic Drugs — 1.7%
Mylan, Inc.†	223,892	3,895,721
Teva Pharmaceutical Industries, Ltd. ADR	73,500	3,590,475
		7,486,196
Metal-Copper — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	103,700	7,418,698
Multimedia — 1.2%
Viacom, Inc., Class B	163,000	5,385,520
Networking Products — 4.0%
Cisco Systems, Inc.†	776,300	17,909,241
Oil Companies-Exploration & Production — 2.7%
Occidental Petroleum Corp.	154,600	12,047,978
Oil-Field Services — 3.0%
Halliburton Co.	73,700	2,202,156
Schlumberger, Ltd.	185,400	11,060,964
		13,263,120
Pharmacy Services — 1.6%
Express Scripts, Inc.†	158,448	7,158,681
Retail-Apparel/Shoe — 2.0%
Abercrombie & Fitch Co., Class A	235,300	8,691,982
Retail-Discount — 4.6%
Target Corp.	135,600	6,958,992
Wal-Mart Stores, Inc.	264,000	13,514,160
		20,473,152
Retail-Drug Store — 1.0%
CVS Caremark Corp.	147,238	4,518,734
Semiconductor Equipment — 0.6%
ASML Holding NV	77,200	2,485,068
Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	197,515	3,578,972
Transport-Rail — 2.8%
Union Pacific Corp.	164,400	12,275,748
Web Hosting/Design — 1.5%
Equinix, Inc.†	71,800	6,714,018
Web Portals/ISP — 2.8%
Google, Inc., Class A†	25,355	12,293,372
Wireless Equipment — 1.1%
QUALCOMM, Inc.	131,050	4,990,384
X-Ray Equipment — 0.8%
Hologic, Inc.†	247,632	3,501,516
Total Common Stock (cost $369,329,490)		389,214,804
EXCHANGE-TRADED FUNDS — 9.5%
Financial Select Sector SPDR Fund	533,100	7,841,901
Industrial Select Sector SPDR Fund	791,000	23,959,390
iShares Russell 1000 Growth Index Fund	210,100	10,273,890
Total Exchange-Traded Funds (cost $43,125,779)		42,075,181
Total Long-Term Investment Securities (cost $412,455,269)		431,289,985

REPURCHASE AGREEMENT — 2.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $12,255,000)	$12,255,000	12,255,000
TOTAL INVESTMENTS (cost $424,710,269)(2)	100.1%	443,544,985
Liabilities in excess of other assets	(0.1)	(460,811)
NET ASSETS	100.0%	$443,084,174

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$41,096,627	$—	$—	$41,096,627
Other Industries*	348,118,177	—	—	348,118,177
Exchange-Traded Funds	42,075,181	—	—	42,075,181
Repurchase Agreement	—	12,255,000	—	12,255,000
Total	$431,289,985	$12,255,000	$—	$443,544,985

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.6%
Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.†	149,400	$1,907,838
Banks-Commercial — 2.1%
Standard Chartered PLC	123,199	3,560,911
Brewery — 4.9%
Anheuser-Busch InBev NV	159,131	8,426,548
Chemicals-Diversified — 1.1%
Israel Chemicals, Ltd.	147,756	1,838,741
Computers — 14.7%
Apple, Inc.†	81,208	20,890,758
Research In Motion, Ltd.†	76,236	4,385,857
		25,276,615
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	24,860	1,963,443
Diversified Banking Institutions — 8.5%
Bank of America Corp.	492,423	6,913,619
JPMorgan Chase & Co.	128,985	5,195,516
The Goldman Sachs Group, Inc.	16,620	2,506,628
		14,615,763
Electric Products-Misc. — 0.9%
LG Electronics, Inc.	19,329	1,641,962
Electronic Components-Misc. — 1.8%
Tyco Electronics, Ltd.	117,105	3,161,835
Electronic Connectors — 1.1%
Amphenol Corp., Class A	44,075	1,974,560
Enterprise Software/Service — 5.3%
Oracle Corp.	388,275	9,178,821
Finance-Investment Banker/Broker — 1.9%
The Charles Schwab Corp.	225,004	3,327,809
Finance-Other Services — 2.1%
CME Group, Inc.	13,285	3,703,858
Insurance-Life/Health — 2.2%
Prudential PLC	426,379	3,709,895
Insurance-Multi-line — 2.0%
ACE, Ltd.	64,635	3,430,826
Medical Instruments — 3.2%
Intuitive Surgical, Inc.†	16,633	5,461,778
Medical-Biomedical/Gene — 9.2%
Celgene Corp.†	227,608	12,552,581
Gilead Sciences, Inc.†	99,310	3,309,009
		15,861,590
Multimedia — 3.5%
News Corp., Class A	463,815	6,052,786
Networking Products — 6.2%
Cisco Systems, Inc.†	465,500	10,739,085
Oil Companies-Integrated — 1.8%
Petroleo Brasileiro SA ADR	83,821	3,051,084
Real Estate Operations & Development — 0.9%
Hang Lung Properties, Ltd.	379,000	1,571,136
Retail-Apparel/Shoe — 2.4%
Limited Brands, Inc.	160,205	4,107,656
Retail-Drug Store — 2.0%
CVS Caremark Corp.	110,462	3,390,079
Retail-Restaurants — 2.8%
Chipotle Mexican Grill, Inc.†	32,475	4,803,052
Soap & Cleaning Preparation — 1.2%
Reckitt Benckiser Group PLC	40,724	1,996,939
Transport-Services — 1.8%
United Parcel Service, Inc., Class B	46,685	3,034,525
Web Portals/ISP — 8.5%
Google, Inc., Class A†	19,965	9,680,030
Yahoo!, Inc.†	360,730	5,006,933
		14,686,963
Wireless Equipment — 2.3%
Crown Castle International Corp.†	98,275	3,882,845
Total Long-Term Investment Securities (cost $151,083,032)		166,358,943

SHORT-TERM INVESTMENT SECURITIES — 3.6%
U.S. Government Agencies — 3.6%
Federal Home Loan Bank
Disc. Notes
0.00% due 08/02/10 (cost $6,099,990)	$6,100,000	6,099,990
TOTAL INVESTMENTS (cost $157,183,022)(1)	100.2%	172,458,933
Liabilities in excess of other assets	(0.2)	(302,901)
NET ASSETS	100.0%	$172,156,032

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$25,276,615	$—	$—	$25,276,615
Diversified Banking Institutions	14,615,763	—	—	14,615,763
Enterprise Software/Service	9,178,821	—	—	9,178,821
Medical-Biomedical/Gene	15,861,590	—	—	15,861,590
Networking Products	10,739,085	—	—	10,739,085
Web Portals/ISP	14,686,963	—	—	14,686,963
Other Industries*	76,000,106	—	—	76,000,106
Short-Term Investment Securities:
U.S Government Agencies	—	6,099,990	—	6,099,990
Total	$166,358,943	$6,099,990	$—	$172,458,933

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.6%
Advanced Materials — 3.0%
Hexcel Corp.†	272,700	$5,096,763
Aerospace/Defense-Equipment — 1.4%
BE Aerospace, Inc.†	80,800	2,375,520
Apparel Manufacturers — 1.9%
Jones Apparel Group, Inc.	190,300	3,318,832
Applications Software — 3.0%
Nuance Communications, Inc.†	311,500	5,142,865
Auto-Truck Trailers — 1.2%
Wabash National Corp.†	244,700	2,048,139
Auto/Truck Parts & Equipment-Original — 4.6%
Lear Corp.†	51,200	4,002,304
Titan International, Inc.	353,425	3,880,607
		7,882,911
Banks-Commercial — 4.5%
East West Bancorp, Inc.	221,300	3,450,067
Signature Bank†	112,000	4,305,280
		7,755,347
Broadcast Services/Program — 4.6%
DG FastChannel, Inc.†	95,000	3,622,350
Liberty Media-Starz†	79,700	4,374,733
		7,997,083
Cellular Telecom — 3.9%
Leap Wireless International, Inc.†	72,318	859,861
MetroPCS Communications, Inc.†	116,401	1,041,789
Syniverse Holdings, Inc.†	213,018	4,756,692
		6,658,342
Circuit Boards — 2.0%
Multi-Fineline Electronix, Inc.†	137,000	3,471,580
Coal — 2.0%
Alpha Natural Resources, Inc.†	90,800	3,480,364
Commercial Services — 2.0%
Quanta Services, Inc.†	163,800	3,518,424
Consumer Products-Misc. — 2.1%
Jarden Corp.	126,200	3,653,490
E-Commerce/Products — 2.0%
MercadoLibre, Inc.†	56,200	3,400,100
Electric Products-Misc. — 2.3%
AMETEK, Inc.	91,000	4,028,570
Electronic Components-Semiconductors — 4.2%
Avago Technologies, Ltd.†	238,200	5,183,232
QLogic Corp.†	126,900	2,020,248
		7,203,480
Electronic Measurement Instruments — 1.7%
Itron, Inc.†	45,000	2,928,150
Enterprise Software/Service — 1.0%
Taleo Corp., Class A†	66,800	1,643,280
Environmental Consulting & Engineering — 1.8%
Tetra Tech, Inc.†	145,600	3,053,232
Identification Systems — 0.2%
Cogent, Inc.†	29,078	261,411
Investment Management/Advisor Services — 2.2%
Affiliated Managers Group, Inc.†	53,800	3,810,654
Leisure Products — 2.0%
WMS Industries, Inc.†	89,300	3,438,943
Machinery-Construction & Mining — 1.9%
Terex Corp.†	167,500	3,306,450
Medical Instruments — 3.4%
AGA Medical Holdings, Inc.†	172,500	2,499,525
Volcano Corp.†	155,300	3,427,471
		5,926,996
Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	72,800	3,957,408
Medical-Generic Drugs — 2.0%
Mylan, Inc.†	198,000	3,445,200
Medical-HMO — 1.5%
Centene Corp.†	123,300	2,627,523
Medical-Nursing Homes — 1.5%
Sun Healthcare Group, Inc.†	306,600	2,538,648
Oil Companies-Exploration & Production — 1.9%
Concho Resources, Inc.†	55,400	3,322,892
Oil Field Machinery & Equipment — 1.5%
Dril-Quip, Inc.†	49,800	2,603,544
Oil-Field Services — 1.5%
Key Energy Services, Inc.†	265,100	2,560,866
Pharmacy Services — 1.8%
Omnicare, Inc.	128,400	3,162,492
Retail-Apparel/Shoe — 6.3%
Abercrombie & Fitch Co., Class A	74,200	2,740,948
Gymboree Corp.†	75,300	3,260,490
The Children’s Place Retail Stores, Inc.†	48,700	2,038,095
The Finish Line, Inc., Class A	199,100	2,849,121
		10,888,654
Retail-Sporting Goods — 1.2%
Zumiez, Inc.†	116,200	2,126,460
Satellite Telecom — 3.0%
GeoEye, Inc.†	149,400	5,157,288
Semiconductor Equipment — 2.5%
Veeco Instruments, Inc.†	98,100	4,247,730
Transport-Truck — 2.1%
Knight Transportation, Inc.	174,000	3,640,080
Web Hosting/Design — 2.3%
Equinix, Inc.†	41,600	3,890,016
Wireless Equipment — 1.3%
RF Micro Devices, Inc.†	558,300	2,328,111
Total Common Stock (cost $152,174,053)		157,897,838
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 2000 Index Fund (cost $3,539,430)	53,400	3,474,204
Total Long-Term Investment Securities (cost $155,713,483)		161,372,042

REPURCHASE AGREEMENT — 7.1%
State Street and Trust Co. Joint Repurchase Agreement(1) (cost $12,282,000)	$12,282,000	12,282,000
TOTAL INVESTMENTS (cost $167,995,483)(2)	100.7%	173,654,042
Liabilities in excess of other assets	(0.7)	(1,195,712)
NET ASSETS	100.0%	$172,458,330

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Retail-Apparel/Shoe	$10,888,654	$—	$—	$10,888,654
Other Industries*	147,009,184	—	—	147,009,184
Exchange-Traded Funds	3,474,204	—	—	3,474,204
Repurchase Agreement	—	12,282,000	—	12,282,000
Total	$161,372,042	$12,282,000	$—	$173,654,042

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED VALUE PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 100.1%
Agricultural Chemicals — 2.0%
Potash Corp. of Saskatchewan, Inc.	39,467	$4,138,904
Airport Development/Maintenance — 1.7%
Beijing Capital International Airport Co., Ltd.	6,629,000	3,507,588
Banks-Fiduciary — 4.9%
Northern Trust Corp.	53,331	2,506,024
State Street Corp.	124,141	4,831,568
The Bank of New York Mellon Corp.	115,909	2,905,838
		10,243,430
Casino Hotels — 4.2%
Las Vegas Sands Corp.†	200,000	5,372,000
MGM Resorts International†	300,000	3,258,000
		8,630,000
Commercial Services-Finance — 9.3%
Mastercard, Inc., Class A	35,566	7,470,283
Verisk Analytics, Inc., Class A†	156,030	4,632,531
Visa, Inc., Class A	98,504	7,225,268
		19,328,082
Computer Services — 1.5%
Computershare, Ltd.	340,026	3,110,053
Data Processing/Management — 3.3%
Broadridge Financial Solutions, Inc.	337,653	6,854,356
Decision Support Software — 2.0%
MSCI, Inc., Class A†	130,787	4,220,497
Disposable Medical Products — 3.0%
Shandong Weigao Group Medical Polymer Co., Ltd.	1,390,000	6,263,276
Diversified Minerals — 5.0%
Anglo American PLC ADR†	268,162	5,309,608
BHP Billiton, Ltd. ADR	69,331	5,007,778
		10,317,386
Diversified Operations — 2.1%
Icahn Enterprises LP	107,983	4,373,312
Finance-Investment Banker/Broker — 0.1%
LaBranche & Co., Inc.†	48,759	184,797
Finance-Other Services — 14.7%
CME Group, Inc.	26,751	7,458,179
Hong Kong Exchanges and Clearing, Ltd.	241,000	3,952,803
IntercontinentalExchange, Inc.†	43,329	4,576,409
NYSE Euronext	171,409	4,965,718
Singapore Exchange, Ltd.	915,960	5,159,769
The NASDAQ OMX Group, Inc.†	228,874	4,456,177
		30,569,055
Gold Mining — 2.1%
Franco-Nevada Corp.	145,808	4,443,524
Independent Power Producers — 3.9%
Calpine Corp.†	593,609	8,013,722
Insurance-Reinsurance — 3.9%
Berkshire Hathaway, Inc., Class A†	36	4,212,000
Berkshire Hathaway, Inc., Class B†	51,203	3,999,978
		8,211,978
Investment Companies — 0.5%
Urbana Corp., Class A†	821,781	991,205
Investment Management/Advisor Services — 0.2%
Cohen & Steers, Inc.	14,620	326,026
U.S. Global Investors, Inc., Class A	4,528	27,304
		353,330
Medical Products — 4.5%
Baxter International, Inc.	118,500	5,186,745
Becton, Dickinson and Co.	59,490	4,092,912
		9,279,657
Metal-Copper — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	65,953	4,718,278
Metal-Diversified — 1.7%
Rio Tinto PLC ADR	69,846	3,626,404
Oil Companies-Exploration & Production — 9.1%
Canadian Natural Resources, Ltd.	247,209	8,512,425
Canadian Oil Sands Trust	237,383	6,225,228
EnCana Corp.	136,176	4,157,453
		18,895,106
Oil Companies-Integrated — 4.8%
Cenovus Energy, Inc.	136,176	3,840,163
Suncor Energy, Inc.	187,826	6,188,867
		10,029,030
Patient Monitoring Equipment — 1.7%
Mindray Medical International, Ltd. ADR	116,795	3,613,637
Real Estate Operations & Development — 1.0%
Brookfield Asset Management, Inc., Class A	79,000	1,982,110
Retail-Major Department Stores — 2.7%
Sears Holdings Corp.†	79,834	5,668,214
Transport-Rail — 7.5%
CSX Corp.	96,309	5,077,410
Guangshen Railway Co., Ltd. ADR	48,787	893,290
Norfolk Southern Corp.	80,754	4,544,028
Union Pacific Corp.	69,015	5,153,350
		15,668,078
Transport-Services — 0.4%
Tianjin Port Development Holdings, Ltd.†	3,006,000	743,034
Total Long-Term Investment Securities (cost $189,935,995)		207,978,043
REPURCHASE AGREEMENT — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $2,560,002 and collateralized by $2,562,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,615,296 (cost $2,562,000)	$2,562,000	2,562,000
TOTAL INVESTMENTS (cost $192,497,995)(1)	101.3%	210,540,043
Liabilities in excess of other assets	(1.3)	(2,770,061)
NET ASSETS	100.0%	$207,769,982

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$19,328,082	$—	$—	$19,328,082
Diversified Minerals	10,317,386	—	—	10,317,386
Finance-Other Services	30,569,055	—	—	30,569,055
Oil Companies-Exploration & Production	18,895,106	—	—	18,895,106
Transport-Rail	15,668,078	—	—	15,668,078
Other Industries*	113,200,336	—	—	113,200,336
Repurchase Agreement	—	2,562,000	—	2,562,000
Total	$207,978,043	$2,562,000	$—	$210,540,043

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 100.0%
Apparel Manufacturers — 1.4%
Carter’s, Inc.†	74,360	$1,802,486
Banks-Commercial — 5.9%
East West Bancorp, Inc.	197,900	3,085,261
Sterling Bancorp	325,200	3,173,952
Western Alliance Bancorp†	180,958	1,315,565
		7,574,778
Coal — 2.2%
International Coal Group, Inc.†	626,396	2,818,782
Computers-Memory Devices — 2.4%
STEC, Inc.†	112,700	1,758,120
Xyratex, Ltd.†	99,342	1,290,453
		3,048,573
Diversified Manufacturing Operations — 3.6%
Barnes Group, Inc.	149,700	2,751,486
Federal Signal Corp.	325,177	1,938,055
		4,689,541
Diversified Minerals — 4.2%
Fronteer Gold, Inc.†	897,509	5,385,054
Electronic Components-Misc. — 2.8%
Sanmina-SCI Corp.†	84,300	1,059,651
Vishay Intertechnology, Inc.†	307,800	2,613,222
		3,672,873
Enterprise Software/Service — 3.5%
CDC Software Corp. ADR†	191,442	1,338,180
Lawson Software, Inc.†	404,200	3,221,474
		4,559,654
Finance-Investment Banker/Broker — 0.2%
Gleacher & Co., Inc.†	137,558	275,116
Food-Misc. — 3.5%
B&G Foods, Inc.	242,615	2,782,794
Cal-Maine Foods, Inc.	55,700	1,759,563
		4,542,357
Gas-Distribution — 4.1%
South Jersey Industries, Inc.	114,884	5,367,380
Gold Mining — 9.5%
Jaguar Mining, Inc.†	209,992	1,703,035
Seabridge Gold, Inc.†	240,991	6,174,189
US Gold Corp.†	903,242	4,471,048
		12,348,272
Hazardous Waste Disposal — 1.1%
Sharps Compliance Corp.†	307,734	1,446,350
Insurance-Reinsurance — 1.9%
Validus Holdings, Ltd.	100,879	2,505,834
Investment Companies — 2.0%
Fifth Street Finance Corp.	238,000	2,584,680
Investment Management/Advisor Services — 3.2%
Affiliated Managers Group, Inc.†	58,000	4,108,140
Machinery-General Industrial — 1.2%
Flow International Corp.†	552,921	1,503,945
Medical-Biomedical/Gene — 2.8%
Incyte Corp., Ltd.†	281,500	3,665,130
Non-Ferrous Metals — 1.2%
Uranerz Energy Corp.†	1,312,900	1,614,867
Oil & Gas Drilling — 1.8%
Patterson-UTI Energy, Inc.	138,800	2,280,484
Oil Companies-Exploration & Production — 4.7%
Atlas Energy, Inc.†	88,400	2,615,756
Brigham Exploration Co.†	197,200	3,403,672
		6,019,428
Pharmacy Services — 0.9%
Omnicare, Inc.	46,260	1,139,384
Publishing-Newspapers — 1.4%
Dolan Co.†	160,369	1,874,714
Real Estate Investment Trusts — 4.0%
Hersha Hospitality Trust	625,400	3,177,032
MFA Financial, Inc.	265,500	1,948,770
		5,125,802
Rental Auto/Equipment — 2.1%
United Rentals, Inc.†	202,273	2,665,958
Retail-Apparel/Shoe — 4.6%
Chico’s FAS, Inc.	232,805	2,181,383
The Finish Line, Inc., Class A	265,722	3,802,482
		5,983,865
Retail-Major Department Stores — 2.7%
Saks, Inc.†	427,800	3,512,238
Rubber-Tires — 2.0%
Cooper Tire & Rubber Co.	122,800	2,653,708
Savings & Loans/Thrifts — 2.7%
Northwest Bancshares, Inc.	287,050	3,481,916
Semiconductor Equipment — 1.2%
Entegris, Inc.†	333,759	1,538,629
Telecom Services — 7.1%
Vonage Holdings Corp.†	3,742,476	9,169,066
Transport-Marine — 4.8%
Frontline, Ltd.	130,587	3,995,962
Nordic American Tanker Shipping, Ltd.	76,770	2,201,764
		6,197,726
Transport-Truck — 2.1%
Landstar System, Inc.	67,500	2,736,450
Wire & Cable Products — 1.2%
Fushi Copperweld, Inc.†	179,134	1,515,474
Total Long-Term Investment Securities (cost $124,218,549)		129,408,654
TOTAL INVESTMENTS (cost $124,218,549)(1)	100.0%	129,408,654
Liabilities in excess of other assets	0.0	(46,835)
NET ASSETS	100.0%	$129,361,819

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$7,574,778	$—	$—	$7,574,778
Gold Mining	12,348,272	—	—	12,348,272
Telecom Services	9,169,066	—	—	9,169,066
Other Industries*	100,316,538	—	—	100,316,538
Total	$129,408,654	$—	$—	$129,408,654

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.4%
Aerospace/Defense-Equipment — 4.6%
United Technologies Corp.	150,700	$10,714,770
Apparel Manufacturers — 1.2%
Coach, Inc.	72,500	2,680,325
Applications Software — 4.2%
Microsoft Corp.	375,100	9,681,331
Banks-Super Regional — 4.5%
US Bancorp	200,000	4,780,000
Wells Fargo & Co.	200,000	5,546,000
		10,326,000
Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	71,300	4,628,083
Casino Hotels — 0.5%
Las Vegas Sands Corp.†	44,000	1,181,840
Commercial Services-Finance — 1.5%
Visa, Inc., Class A	48,100	3,528,135
Computers — 4.2%
Apple, Inc.†	24,300	6,251,175
Hewlett-Packard Co.	64,800	2,983,392
International Business Machines Corp.	3,500	449,400
		9,683,967
Diversified Banking Institutions — 13.9%
Bank of America Corp.	500,000	7,020,000
Citigroup, Inc.†	1,000,000	4,100,000
JPMorgan Chase & Co.	207,600	8,362,128
Morgan Stanley	243,100	6,561,269
The Goldman Sachs Group, Inc.	40,000	6,032,800
		32,076,197
Diversified Manufacturing Operations — 2.8%
General Electric Co.	400,000	6,448,000
Electric-Integrated — 2.3%
NextEra Energy, Inc.	100,000	5,230,000
Electronic Components-Semiconductors — 2.1%
Broadcom Corp., Class A	17,000	612,510
Intel Corp.	200,000	4,120,000
		4,732,510
Enterprise Software/Service — 1.5%
Oracle Corp.	149,100	3,524,724
Food-Misc. — 2.5%
Kraft Foods, Inc., Class A	200,000	5,842,000
Instruments-Scientific — 1.4%
Thermo Fisher Scientific, Inc.†	73,700	3,306,182
Medical Products — 2.5%
Johnson & Johnson	100,000	5,809,000
Medical-Biomedical/Gene — 2.6%
Celgene Corp.†	76,300	4,207,945
Gilead Sciences, Inc.†	53,500	1,782,620
		5,990,565
Medical-Drugs — 2.6%
Pfizer, Inc.	400,000	6,000,000
Metal-Copper — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	35,800	2,561,132
Multimedia — 2.9%
Viacom, Inc., Class B	200,000	6,608,000
Networking Products — 3.9%
Cisco Systems, Inc.†	386,700	8,921,169
Oil Companies-Exploration & Production — 1.1%
Occidental Petroleum Corp.	32,000	2,493,760
Oil Companies-Integrated — 10.0%
Chevron Corp.	100,000	7,621,000
ConocoPhillips	100,000	5,522,000
Marathon Oil Corp.	300,000	10,035,000
		23,178,000
Oil-Field Services — 1.3%
Schlumberger, Ltd.	50,400	3,006,864
Pharmacy Services — 0.6%
Express Scripts, Inc.†	32,100	1,450,278
Retail-Apparel/Shoe — 1.1%
Abercrombie & Fitch Co., Class A	69,000	2,548,860
Retail-Discount — 3.6%
Target Corp.	100,000	5,132,000
Wal-Mart Stores, Inc.	64,100	3,281,279
		8,413,279
Telephone-Integrated — 2.4%
AT&T, Inc.	100,000	2,594,000
Verizon Communications, Inc.	100,000	2,906,000
		5,500,000
Tobacco — 2.2%
Philip Morris International, Inc.	100,000	5,104,000
Transport-Rail — 1.3%
Union Pacific Corp.	39,300	2,934,531
Web Hosting/Design — 1.1%
Equinix, Inc.†	27,100	2,534,121
Web Portals/ISP — 1.3%
Google, Inc., Class A†	6,400	3,103,040
Wireless Equipment — 0.6%
QUALCOMM, Inc.	35,000	1,332,800
Total Common Stock (cost $214,409,586)		211,073,463
EXCHANGE-TRADED FUNDS — 4.0%
Industrial Select Sector SPDR Fund	155,600	4,713,124
iShares Russell 1000 Growth Index Fund	92,181	4,507,651
Total Exchange-Traded Funds (cost $9,194,036)		9,220,775
U.S. CORPORATE BONDS & NOTES — 0.0%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	$150,000	0
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	175,000	0
Total U.S. CORPORATE BONDS & NOTES (cost $0)		0

FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)	30,000	0
Total Long-Term Investment Securities (cost $223,603,622)		220,294,238
REPURCHASE AGREEMENT — 5.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $13,647,000)	13,647,000	13,647,000
TOTAL INVESTMENTS (cost $237,250,622)(4)	101.3%	233,941,238
Liabilities in excess of other assets	(1.3)	(2,920,302)
NET ASSETS	100.0%	$231,020,936

†	Non-income producing security
(1)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $0 representing 0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$32,076,197	$—	$—	$32,076,197
Oil Companies-Integrated	23,178,000	—	—	23,178,000
Other Industries*	155,819,266	—	—	155,819,266
Exchange-Traded Funds	9,220,775	—	—	9,220,775
U.S. Corporate Bonds & Notes	—	—	0	0
Foreign Coporate Bonds & Notes	—	—	0	0
Repurchase Agreement	—	13,647,000	—	13,647,000
Total	$220,294,238	$13,647,000	$0	$233,941,238

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 10/31/2009	$—	$—
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	0	0
Transfers in and/or out of Level 3	—	—
Balance as of 07/31/2010	$0	$0

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.6%
Applications Software — 14.6%
Check Point Software Technologies, Ltd.†	51,900	$1,765,638
Microsoft Corp.	85,000	2,193,850
Nuance Communications, Inc.†	156,600	2,585,466
Salesforce.com, Inc.†	23,390	2,314,440
		8,859,394
Commercial Services-Finance — 2.4%
Visa, Inc., Class A	20,200	1,481,670
Computer Services — 3.3%
Cognizant Technology Solutions Corp., Class A†	37,100	2,024,176
Computers — 11.8%
Apple, Inc.†	13,246	3,407,533
Hewlett-Packard Co.	47,000	2,163,880
International Business Machines Corp.	12,100	1,553,640
		7,125,053
Computers-Memory Devices — 5.4%
EMC Corp.†	123,700	2,448,023
NetApp, Inc.†	20,000	846,000
		3,294,023
Electronic Components-Misc. — 1.8%
Flextronics International, Ltd.†	172,300	1,071,706
Electronic Components-Semiconductors — 14.8%
Avago Technologies, Ltd.†	88,571	1,927,305
Broadcom Corp., Class A	50,334	1,813,534
Intel Corp.	85,636	1,764,102
PMC - Sierra, Inc.†	114,890	930,609
QLogic Corp.†	45,000	716,400
Rubicon Technology, Inc.†	30,800	931,700
Skyworks Solutions, Inc.†	50,000	876,500
		8,960,150
Electronic Forms — 3.7%
Adobe Systems, Inc.†	77,200	2,217,184
Enterprise Software/Service — 7.6%
Epicor Software Corp.†	107,000	828,180
Lawson Software, Inc.†	149,800	1,193,906
Oracle Corp.	109,200	2,581,488
		4,603,574
Entertainment Software — 2.1%
Activision Blizzard, Inc.	108,100	1,284,228
Networking Products — 4.2%
Cisco Systems, Inc.†	111,600	2,574,612
Semiconductor Components-Integrated Circuits — 5.4%
Analog Devices, Inc.	46,232	1,373,553
Linear Technology Corp.	39,091	1,246,221
Marvell Technology Group, Ltd.†	43,237	645,096
		3,264,870
Semiconductor Equipment — 6.8%
Applied Materials, Inc.	75,888	895,478
ASML Holding NV	44,200	1,422,798
Veeco Instruments, Inc.†	41,000	1,775,300
		4,093,576
Telecom Equipment-Fiber Optics — 2.8%
Corning, Inc.	92,100	1,668,852
Telecom Services — 2.2%
Amdocs, Ltd.†	48,300	1,320,039
Web Hosting/Design — 1.7%
Equinix, Inc.†	11,000	1,028,610
Web Portals/ISP — 2.8%
Google, Inc., Class A†	3,530	1,711,521
Wireless Equipment — 4.2%
QUALCOMM, Inc.	41,805	1,591,934
RF Micro Devices, Inc.†	228,450	952,637
		2,544,571
Total Long-Term Investment Securities (cost $47,917,016)		59,127,809
REPURCHASE AGREEMENT — 1.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $940,000)	$940,000	940,000
TOTAL INVESTMENTS (cost $48,857,016)(2)	99.1%	60,067,809
Other assets less liabilities	0.9	525,073
NET ASSETS	100.0%	$60,592,882

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Applications Software	$8,859,394	$—	$—	$8,859,394
Computers	7,125,053	—	—	7,125,053
Computers-Memory Devices	3,294,023	—	—	3,294,023
Electronic Components-Semiconductors	8,960,150	—	—	8,960,150
Enterprise Software/Service	4,603,574	—	—	4,603,574
Semiconductor Components-Integrated Circuits	3,264,870	—	—	3,264,870
Semiconductor Equipment	4,093,576	—	—	4,093,576
Other Industries*	18,927,169	—	—	18,927,169
Repurchase Agreement	—	940,000	—	940,000
Total	$59,127,809	$940,000	$—	$60,067,809

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.2%
Aerospace/Defense — 13.7%
Lockheed Martin Corp.	118,142	$8,878,371
Northrop Grumman Corp.	164,890	9,669,150
Raytheon Co.	162,113	7,500,969
The Boeing Co.	173,094	11,794,625
		37,843,115
Chemicals-Diversified — 7.4%
E.I. du Pont de Nemours & Co.	258,573	10,516,164
Huntsman Corp.	935,178	9,791,314
		20,307,478
Commercial Services-Finance — 2.6%
H&R Block, Inc.	457,743	7,177,410
Food-Misc. — 6.6%
H.J. Heinz Co.	205,823	9,155,007
Kraft Foods, Inc., Class A	312,238	9,120,472
		18,275,479
Food-Wholesale/Distribution — 3.5%
Sysco Corp.	314,369	9,736,008
Funeral Services & Related Items — 3.9%
Hillenbrand, Inc.	480,747	10,619,701
Medical Products — 2.9%
Johnson & Johnson	139,858	8,124,351
Medical-Drugs — 9.2%
Bristol-Myers Squibb Co.	375,144	9,348,589
Eli Lilly & Co.	244,989	8,721,608
Pfizer, Inc.	491,644	7,374,660
		25,444,857
Multimedia — 7.1%
Meredith Corp.	331,869	10,536,841
The McGraw-Hill Cos., Inc.	290,340	8,910,534
		19,447,375
Oil Companies-Integrated — 3.0%
Chevron Corp.	109,093	8,313,978
Power Converter/Supply Equipment — 3.3%
Hubbell, Inc., Class B	190,476	8,988,562
Retail-Bookstores — 1.8%
Barnes & Noble, Inc.	377,649	4,898,108
Retail-Building Products — 3.4%
Home Depot, Inc.	333,403	9,505,319
Retail-Restaurants — 3.5%
McDonald’s Corp.	138,094	9,629,295
Telephone-Integrated — 12.8%
AT&T, Inc.	326,003	8,456,518
CenturyLink, Inc.	250,798	8,933,425
Verizon Communications, Inc.	286,103	8,314,153
Windstream Corp.	835,041	9,519,467
		35,223,563
Tobacco — 13.5%
Altria Group, Inc.	450,719	9,987,933
Lorillard, Inc.	106,879	8,148,455
Philip Morris International, Inc.	175,606	8,962,930
Reynolds American, Inc.	173,023	10,004,190
		37,103,508
Total Long-Term Investment Securities (cost $261,769,075)		270,638,107
REPURCHASE AGREEMENT — 3.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $8,978,000)	$8,978,000	8,978,000
TOTAL INVESTMENTS (cost $270,747,075) (2)	101.5%	279,616,107
Liabilities in excess of other assets	(1.5)	(4,051,064)
NET ASSETS	100.0%	$275,565,043

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$37,843,115	$—	$—	$37,843,115
Chemicals-Diversified	20,307,478	—	—	20,307,478
Food-Misc.	18,275,479	—	—	18,275,479
Medical-Drugs	25,444,857	—	—	25,444,857
Multimedia	19,447,375	—	—	19,447,375
Telephone-Integrated	35,223,563	—	—	35,223,563
Tobacco	37,103,508	—	—	37,103,508
Other Industries*	76,992,732	—	—	76,992,732
Repurchase Agreement	—	8,978,000	—	8,978,000
Total	$270,638,107	$8,978,000	$—	$279,616,107

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED STARALPHA PORTFOLIO

Portfolio of Investments — July 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.9%
Airport Development/Maintenance — 1.6%
Beijing Capital International Airport Co., Ltd.	1,846,000	$976,770
Applications Software — 4.0%
Microsoft Corp.	92,497	2,387,347
Auto/Truck Parts & Equipment-Original — 3.3%
Lear Corp.†	25,181	1,968,399
Beverages-Non-alcoholic — 1.7%
Dr Pepper Snapple Group, Inc.	27,000	1,013,850
Coal — 1.8%
International Coal Group, Inc.†	235,224	1,058,508
Commercial Services-Finance — 6.1%
Mastercard, Inc., Class A	1,550	325,562
Verisk Analytics, Inc., Class A†	12,485	370,680
Visa, Inc., Class A	40,392	2,962,753
		3,658,995
Computers — 2.8%
Hewlett-Packard Co.	36,500	1,680,460
Data Processing/Management — 2.3%
Fiserv, Inc.†	27,977	1,401,648
Diversified Minerals — 1.3%
Fronteer Gold, Inc.†	131,132	786,792
Diversified Operations — 3.3%
Icahn Enterprises LP	23,975	970,988
Leucadia National Corp.†	45,305	1,000,787
		1,971,775
Electric Products-Misc. — 3.2%
AMETEK, Inc.	43,300	1,916,891
Electronic Components-Semiconductors — 7.9%
Avago Technologies, Ltd.†	83,167	1,809,714
Intel Corp.	58,000	1,194,800
ON Semiconductor Corp.†	257,265	1,736,539
		4,741,053
Electronic Forms — 1.8%
Adobe Systems, Inc.†	37,100	1,065,512
Enterprise Software/Service — 2.2%
CA, Inc.	66,000	1,290,960
Finance-Other Services — 2.8%
CME Group, Inc.	1,190	331,772
Singapore Exchange, Ltd.	136,114	766,755
The NASDAQ OMX Group, Inc.†	29,180	568,134
		1,666,661
Food-Misc. — 2.0%
Sara Lee Corp.	82,000	1,212,780
Gold Mining — 3.0%
Franco-Nevada Corp.	13,150	400,748
Seabridge Gold, Inc.†	55,138	1,412,636
		1,813,384
Investment Management/Advisor Services — 1.6%
Invesco, Ltd.	47,500	928,150
Medical-Biomedical/Gene — 4.4%
Gilead Sciences, Inc.†	39,853	1,327,902
Talecris Biotherapeutics Holdings Corp.†	58,595	1,290,848
		2,618,750
Medical-Drugs — 2.0%
Actelion, Ltd.†	29,400	1,189,039
Medical-HMO — 1.4%
WellPoint, Inc.†	16,000	811,520
Medical-Wholesale Drug Distribution — 2.1%
Cardinal Health, Inc.	38,000	1,226,260
Multimedia — 2.9%
Viacom, Inc., Class B	52,300	1,727,992
Oil & Gas Drilling — 1.5%
Patterson-UTI Energy, Inc.	52,900	869,147
Oil Companies-Exploration & Production — 1.4%
Atlas Energy, Inc.†	27,900	825,561
Paper & Related Products — 2.1%
International Paper Co.	52,000	1,258,400
Real Estate Operations & Development — 1.5%
Brookfield Asset Management, Inc., Class A	36,820	923,814
Retail-Apparel/Shoe — 3.9%
The Finish Line, Inc., Class A	79,500	1,137,645
The Gap, Inc.	67,000	1,213,370
		2,351,015
Retail-Regional Department Stores — 1.7%
Macy’s, Inc.	55,000	1,025,750
Schools — 2.3%
Grand Canyon Education, Inc.†	56,600	1,373,682
Telecom Services — 5.3%
Telecity Group PLC†	224,089	1,522,554
Vonage Holdings Corp.†	682,032	1,670,978
		3,193,532
Telephone-Integrated — 2.1%
Qwest Communications International, Inc.	217,000	1,228,220
Transport-Marine — 3.6%
Frontline, Ltd.	39,700	1,214,820
Nordic American Tanker Shipping, Ltd.	33,165	951,172
		2,165,992
Transport-Rail — 3.1%
Union Pacific Corp.	24,600	1,836,882
Transport-Services — 1.9%
FedEx Corp.	14,100	1,163,955
Total Common Stock (cost $61,308,304)		57,329,446
EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Growth Index Fund (cost $885,171)	17,900	875,310
Total Long-Term Investment Securities (cost $62,193,475)		58,204,756

REPURCHASE AGREEMENT — 1.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,121,000)	$1,121,000	1,121,000
TOTAL INVESTMENTS (cost $63,314,475)(2)	99.2%	59,325,756
Other assets less liabilities	0.8	466,178
NET ASSETS	100.0%	$59,791,934

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$3,658,995	$—	$—	$3,658,995
Electronic Components-Semiconductors	4,741,053	—	—	4,741,053
Telecom Services	3,193,532	—	—	3,193,532
Other Industries*	45,735,866	—	—	45,735,866
Exchange-Traded Funds	875,310	—	—	875,310
Repurchase Agreement	—	1,121,000	—	1,121,000
Total	$58,204,756	$1,121,000	$—	$59,325,756

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of July 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of July 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	4.76%	$12,255,000
Focused Small-Cap Growth	4.77	12,282,000
Focused Growth and Income	5.30	13,647,000
Focused Technology	0.37	940,000
Focused Dividend Strategy	3.49	8,978,000
Focused StarALPHA	0.44	1,121,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $257,459,000, a repurchase price of $257,459,215 and a maturity date of August 2, 2010.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	05/15/13	$257,815,000	$262,610,359

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”). For the nine months ended July 31, 2010, transactions in these securities were as follows:

			Capital Gain
			Distribution	Value at
Portfolio	Security	Income	Received	October 31, 2009
Focused Equity Strategy	Various SunAmerica Funds*	$1,443,158	$173,420	$221,828,964
Focused Multi-Asset Strategy	Various SunAmerica Funds*	5,695,278	739,925	443,945,642
Focused Balanced Strategy	Various SunAmerica Funds*	1,994,143	942,770	221,155,120
Focused Fixed Income and
Equity Strategy	Various SunAmerica Funds*	331,395	374,813	32,118,898
Focused Fixed Income Strategy	Various SunAmerica Funds*	318,354	282,088	20,544,037

					Change in
		Cost of	Cost of	Realized	Unrealized	Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	July 31, 2010
Focused Equity Strategy	Various SunAmerica Funds*	$40,166,956	$78,730,396	$10,352,897	$1,759,743	$195,378,164
Focused Multi-Asset Strategy	Various SunAmerica Funds*	58,241,971	106,311,377	(15,360,963)	24,897,992	405,413,265
Focused Balanced Strategy	Various SunAmerica Funds*	21,370,625	50,809,696	(625,732)	8,297,534	199,387,851
Focused Fixed Income and
Equity Strategy	Various SunAmerica Funds*	3,860,179	7,417,439	(1,164,334)	1,507,901	28,905,205
Focused Fixed Income Strategy	Various SunAmerica Funds*	5,761,310	8,059,686	503,610	(260,134)	18,489,137

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused Fixed	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Income and Equity	Fixed Income
	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Stategy Portfolio
Cost (tax basis)	$203,646,137	$440,759,676	$201,175,959	$31,021,638	$18,445,970
Appreciation	14,825,800	18,850,368	14,218,425	863,173	614,167
Depreciation	(23,093,774)	(54,196,779)	(16,006,533)	(2,979,606)	(571,000)
Net unrealized appreciation (depreciation)	$(8,267,974)	$(35,346,411)	$(1,788,108)	$(2,116,433)	$43,167

	Focused	Focused	Focused	Focused	Focused
	Large-Cap Growth	Growth	Small-Cap Growth	Value	Small-Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$430,730,609	$157,449,192	$168,195,980	$192,690,740	$125,554,818
Appreciation	34,320,561	25,340,466	10,612,079	37,593,615	13,595,287
Depreciation	(21,506,185)	(10,330,725)	(5,154,017)	(19,744,312)	(9,741,451)
Net unrealized appreciation (depreciation)	$12,814,376	$15,009,741	$5,458,062	$17,849,303	$3,853,836

	Focused	Focused	Focused	Focused
	Growth and Income	Technology	Dividend Strategy	StarALPHA
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$238,712,058	$51,603,313	$273,493,372	$63,922,192
Appreciation	3,977,503	12,122,955	17,323,312	3,716,938
Depreciation	(8,748,323)	(3,658,459)	(11,200,577)	(8,313,374)
Net unrealized appreciation (depreciation)	$(4,770,820)	$8,464,496	$6,122,735	$(4,596,436)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2010

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 28, 2010